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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2005 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  CULLEN VALUE
                                      FUND

                                     Annual
                                     Report

                                     6/30/06

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               14
Schedule of Investments                                                       16
Financial Statements                                                          21
Notes to Financial Statements                                                 29
Report of Independent Registered Public Accounting Firm                       36
Trustees, Officers and Service Providers                                      38

                                                                     President's


Dear Shareowner:
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward

Letter


pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

The domestic stock market produced relatively strong results, particularly over the first nine months of the 12-month period ended June 30, 2006. Supported by a healthy economy and rising corporate earnings, equity prices generally rose during this reporting period. However, the favorable market environment abruptly changed in the second quarter of 2006, when investors became increasingly worried that the Federal Reserve Board might raise rates more than had been anticipated. In the following interview, James P. Cullen discusses the factors that influenced Pioneer Cullen Value Fund's performance during the 12 months ended June 30, 2006. Mr. Cullen, President of Cullen Capital Management LLC, oversees the team responsible for the daily management of the Fund.

Q:  How did the Fund perform during the 12 months ended June 30, 2006?

A: Pioneer Cullen Value Fund's Class A shares had a total return of 14.73% for the fiscal year, at net asset value. During the same 12 months, the S&P
    500 Index produced a total return of 8.62%, while the average return of the 494 funds in Lipper's Large-Cap Value Fund category was 10.29%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the primary factors influencing performance?

A: The Fund performed relatively well over the year. However, our fundamentally-based value discipline leads us to de-emphasize highly speculative stocks, which performed particularly well in the first quarter of 2006. However, highly speculative stocks were among those hardest-hit when the equity markets declined in May and June because of interest-rate fears. Our de-emphasis of speculative stocks, including emerging markets, commodities and small-cap stocks helped us during that period. We also were more conservative in the first quarter of 2006 because we were

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    concerned that stock prices were becoming inflated and driven by speculation.

    Pioneer Cullen Value Fund follows a value-based strategy that we have used since 1982, with a focused portfolio - usually of between 30 and 35 stocks
    - with a typical position in each company comprising about 3% of the Fund's assets. Our portfolio is constructed based on our intensive analysis of the strengths and potential of each company. This focused portfolio allows our analysts to understand each company and has generally led to consistently good returns on a risk-adjusted basis over the long term. While the number of holdings is relatively low, we keep the Fund diversified across a broad range of industries. We also add to the Fund's overall diversification with investments in non-U.S. securities.

    At June 30, 2006 about 20% of our holdings were international, including depositary receipts, and about five percent emerging markets. The Fund's international investments from developed nations that tended to be adversely affected by the market volatility in the second quarter of 2006, included Diageo, a major international marketer of beer, wine and liquor, UBS, the Swiss-based global investment bank, Nestl-, the well-known international food company, Nokia, the telecommunications equipment corporation, Unilever, a diversified consumer staples firm, and GlaxoSmithKline, the London-based pharmaceutical company. During the reporting period, our emerging-market exposure was limited to three companies with global businesses: Petrobras, the Brazilian oil company; Cemex, the Mexican-based cement company; and Anglo-American, the U.K.-based mining company with gold, silver and diamond mine operations, principally in South Africa.

Q:  What types of investments most affected performance for the 12 months?

A: Several of our more defensive holdings did very well. They included three consumer staples companies: Kraft Foods, General Mills and Kimberly Clark, as well as Sanofi-Synthelabo, a major French pharmaceutical company with a global franchise. All these companies had defensive characteristics, including relatively stable earnings and very good dividend yields.

    Other investments that helped support results included: Anglo-American, which we viewed as a relatively inexpensive way to

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                              (continued)
--------------------------------------------------------------------------------

    invest in commodities; Archer Daniels Midland, a leader in grain commodities, which has benefited from increased use of ethanol as a fuel additive; and Cemex, which was a long-term way for us to take advantage of investments in new infrastructure around the world. In addition, our positions in two Canadian railroads, Canadian Pacific and Canadian National, added to results as both companies benefited as rising energy costs made rail transport more efficient. Canadian Pacific earns a major share of its business shipping commodities, while Canadian National does more business shipping industrial products.

    Our investments in several traditional growth stocks gained and helped results. We found opportunities in a number of such companies in the fall of 2005 when, for various reasons, the prices of these companies had slipped enough to be considered value stocks. These included technology companies Hewlett-Packard, Nokia, and Motorola. Shares of Hewlett-Packard, which does approximately 75% of its business overseas, rose as the company reorganized itself under a new chairman. Our investment in both Nokia and Motorola enabled us to play on the fast-growing demand for wireless telecommunications products in emerging markets. These stocks performed very well for us early in 2006. We took profits and sold the position in Motorola, but retained shares of Hewlett-Packard and Nokia as of June 30, 2006.

Q:  Were there any disappointments?

A: Yes, we did have some disappointments. One was Home Depot, another example of a growth stock in which we invested in 2005 when its price became attractive. We saw opportunities because of its new success in Mexico and because of its positioning to benefit from increased home-renovation activity. However, its stock price fell because of a controversy over compensation for its chief executive. Also detracting from results were our investments in Bunge, a global agricultural company, and Tidewater, an oil drill operator whose stock price was pulled down by the market correction in small-cap shares. We have retained Tidewater because of our belief in its potential to benefit from increased oil drilling activity. Two pharmaceutical companies, Bristol Myers and Schering-Plough, also proved to be disappointments during the period. Of these detractors, we sold the positions in Bunge, Bristol Myers and Schering-Plough.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

Q:  What is your investment outlook?

A: The stocks in the Fund's Portfolio had an average price-to-earnings ratio of about 13.5x over the past 12 months. That is substantially lower than the average price/earnings ratio in the overall market. We are finding many companies that continue to do well for two basic reasons: they successfully have cut their costs, putting more cash on their balance sheets, and they have found ways to do business in the global marketplace.

    We think corporate earnings will generally continue to grow, although the rate of profit increase may start to slow somewhat. As we enter a new fiscal year, the economy appears to be in a relatively late stage of its growth cycle. Given this, we intend to be more defensive in our overall positioning. We think this is a good time to focus on a stock's total return - the combination of price change and dividend - and generally to avoid companies heavily dependent on movements in commodity prices.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                                         65.1%
Depositary Receipts for International Stocks                               17.6%
Temporary Cash Investments                                                 15.1%
International Common Stocks                                                 2.2%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                                                 28.9%
Consumer Staples                                                           20.3%
Health Care                                                                10.3%
Energy                                                                      8.2%
Industrials                                                                 7.5%
Information Technology                                                      6.5%
Telecommunication Services                                                  6.5%
Materials                                                                   6.1%
Consumer Discretionary                                                      5.7%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.   Diageo Plc (A.D.R.)             3.54%     6.   BellSouth Corp.                     3.31%
2.   Sanofi-Synthelabo SA (A.D.R.)   3.52      7.   Bank of America Corp.               3.16
3.   J.P. Morgan Chase & Co.         3.48      8.   Verizon Communications, Inc.        3.15
4.   Pfizer, Inc.                    3.39      9.   Chubb Corp.                         3.14
5.   GlaxoSmithKline Plc (A.D.R.)    3.32     10.   Regions Financial Corp.             3.13

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

          Class            6/30/06            6/30/05
          -----            -------            -------
           A               $18.28             $16.19
           B               $18.11             $16.15
           C               $18.12             $16.15
           Y               $18.34             $16.20

Distributions Per Share
--------------------------------------------------------------------------------

                                         7/1/05 - 6/30/06
                                         ----------------
                             Net
                         Investment          Short-Term          Long-Term
        Class              Income          Capital Gains       Capital Gains
        -----            ----------        -------------       -------------
           A               $0.0614            $ -                 $0.2183
           B               $0.0162            $ -                 $0.2183
           C               $0.0286            $ -                 $0.2183
           Y               $0.0740            $ -                 $0.2183

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

                                  Net                             Public
                              Asset Value                        Offering
Period                           (NAV)                          Price (POP)
Life-of-Class
(7/1/00)                        11.57%                            10.48%
5 Years                         11.16                              9.85
1 Year                          14.73                              8.12
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

                               Pioneer Cullen                       S&P 500
                               Value Fund                           Index
7/00                           $ 9,425                              $10,000
                               $10,341                              $ 8,653
6/02                           $10,912                              $ 7,098
                               $10,362                              $ 7,115
6/04                           $12,874                              $ 8,474
                               $15,296                              $ 9,009
6/06                           $17,550                              $ 9,786

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                                  If                                 If
Period                           Held                             Redeemed
Life-of-Class
(2/28/05)                       11.35%                              11.35%
5 Years                         10.89                               10.89
1 Year                          13.66                               9.66
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

                               Pioneer Cullen                       S&P 500
                               Value Fund                           Index
7/00                           $10,000                              $10,000
                               $10,970                              $ 8,653
6/02                           $11,576                              $ 7,098
                               $10,992                              $ 7,115
6/04                           $13,657                              $ 8,474
                               $16,186                              $ 9,009
6/06                           $18,398                              $ 9,786

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" results reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                                 If                     If
Period                          Held                 Redeemed
Life-of-Class
(7/1/96)                       11.38%                 11.38%
5 Years                        10.92                  10.92
1 Year                         13.81                  13.81
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

                               Pioneer Cullen                       S&P 500
                               Value Fund                           Index
7/00                           $10,000                              $10,000
                               $10,970                              $ 8,653
6/02                           $11,576                              $ 7,098
                               $10,992                              $ 7,115
6/04                           $13,657                              $ 8,474
                               $16,186                              $ 9,009
6/06                           $18,421                              $ 9,786

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                                  If                           If
Period                           Held                       Redeemed
Life-of-Class
(2/28/05)                       11.65%                       11.65%
5 Years                         11.25                        11.25
1 Year                          15.12                        15.12
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

                               Pioneer Cullen                       S&P 500
                               Value Fund                           Index
7/00                           $10,000                              $10,000
                               $10,970                              $ 8,653
6/02                           $11,576                              $ 7,098
                               $10,992                              $ 7,115
6/04                           $13,657                              $ 8,474
                               $16,237                              $ 9,009
6/06                           $18,691                              $ 9,786

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                         A            B            C            Y
--------------------------------------------------------------------------------
Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/06

Ending Account Value            $1,012.26    $1,010.04    $1,011.28    $1,013.83
On 6/30/06

Expenses Paid During Period*    $    5.74    $   10.42    $    9.67    $    4.14

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, 2.09%, 1.94% and 0.83%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

Share Class                          A            B            C            Y
--------------------------------------------------------------------------------
 Beginning Account Value         $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 7/1/05
 Ending Account Value            $1,019.09    $1,014.43    $1,015.17    $1,020.68
 On 6/30/06
 Expenses Paid During Period*    $    5.76    $   10.44    $    9.69    $    4.16

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, 2.09%, 1.94% and 0.83% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06
--------------------------------------------------------------------------------

   Shares                                                           Value
              COMMON STOCKS - 88.7%
              Energy - 7.3%
              Integrated Oil & Gas - 2.8%
  345,600     ConocoPhillips                               $   22,647,168
  139,800     Petroleo Brasileiro SA*                          12,485,538
                                                           --------------
                                                           $   35,132,706
                                                           --------------
              Oil & Gas Equipment & Services - 1.7%
  431,500     Tidewater, Inc.*                             $   21,229,800
                                                           --------------
              Oil & Gas Exploration & Production - 2.8%
  243,800     Anadarko Petroleum Corp.                     $   11,626,822
  438,600     Encana Corp. (b)                                 23,087,904
                                                           --------------
                                                           $   34,714,726
                                                           --------------
              Total Energy                                 $   91,077,232
                                                           --------------
              Materials - 5.4%
              Construction Materials - 2.0%
  438,400     Cemex SA (A.D.R.)*                           $   24,975,648
                                                           --------------
              Diversified Metals & Mining - 1.7%
1,077,700     Anglo American Plc (b)                       $   22,028,188
                                                           --------------
              Forest Products - 1.7%
  343,800     Weyerhaeuser Co.                             $   21,401,550
                                                           --------------
              Total Materials                              $   68,405,386
                                                           --------------
              Capital Goods - 4.3%
              Aerospace & Defense - 2.0%
  551,000     Raytheon Co.                                 $   24,558,070
                                                           --------------
              Industrial Conglomerates - 2.3%
  887,300     General Electric Co.                         $   29,245,408
                                                           --------------
              Total Capital Goods                          $   53,803,478
                                                           --------------
              Transportation - 2.4%
              Railroads - 2.4%
  376,250     Canadian National Railway Co.                $   16,460,938
  269,900     Canadian Pacific Railway, Ltd. (b)               13,802,686
                                                           --------------
                                                           $   30,263,624
                                                           --------------
              Total Transportation                         $   30,263,624
                                                           --------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   Shares                                                        Value
              Automobiles & Components - 2.7%
              Auto Parts & Equipment - 2.7%
  516,350     Borg-Warner Automotive, Inc.              $   33,614,385
                                                        --------------
              Total Automobiles & Components            $   33,614,385
                                                        --------------
              Retailing - 2.4%
              Home Improvement Retail - 2.4%
  841,700     Home Depot, Inc.                          $   30,124,443
                                                        --------------
              Total Retailing                           $   30,124,443
                                                        --------------
              Food, Beverage & Tobacco - 15.3%
              Agricultural Products - 2.4%
  719,500     Archer Daniels Midland Co.*               $   29,700,960
                                                        --------------
              Distillers & Vintners - 3.1%
  583,250     Diageo Plc (A.D.R.) (b)                   $   39,398,538
                                                        --------------
              Packaged Foods & Meats - 9.8%
  601,000     General Mills, Inc.                       $   31,047,660
  965,000     Kraft Foods, Inc.*(b)                         29,818,500
  412,750     Nestle SA (A.D.R.)*                           32,408,304
1,336,200     Unilever NV                                   30,131,310
                                                        --------------
                                                        $  123,405,774
                                                        --------------
              Total Food, Beverage & Tobacco            $  192,505,272
                                                        --------------
              Household & Personal Products - 2.7%
              Household Products - 2.7%
  542,750     Kimberly-Clark Corp.                      $   33,487,675
                                                        --------------
              Total Household & Personal Products       $   33,487,675
                                                        --------------
              Pharmaceuticals & Biotechnology - 9.1%
              Pharmaceuticals - 9.1%
  662,000     GlaxoSmithKline                           $   36,939,600
1,607,000     Pfizer, Inc.                                  37,716,290
  803,900     Sanofi-Synthelabo SA (A.D.R.)                 39,149,930
                                                        --------------
                                                        $  113,805,820
                                                        --------------
              Total Pharmaceuticals & Biotechnology     $  113,805,820
                                                        --------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06                                      (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
              Banks - 6.0%
              Diversified Banks - 3.2%
  341,200     Icici Bank, Ltd. (A.D.R.)                   $    8,069,380
  590,000     Wachovia Corp.                                  31,907,200
                                                          --------------
                                                          $   39,976,580
                                                          --------------
              Regional Banks - 2.8%
1,053,700     Regions Financial Corp.                     $   34,898,544
                                                          --------------
              Total Banks                                 $   74,875,124
                                                          --------------
              Diversified Financials - 11.5%
              Diversified Capital Markets - 2.3%
  257,700     UBS AG*                                     $   28,269,690
                                                          --------------
              Investment Banking & Brokerage - 2.5%
  447,200     Merrill Lynch & Co., Inc.                   $   31,107,232
                                                          --------------
              Diversified Financial Services - 6.7%
  732,300     Bank of America Corp.                       $   35,223,630
  243,250     Citigroup, Inc.                                 11,734,380
  923,000     J.P. Morgan Chase & Co.                         38,766,000
                                                          --------------
                                                          $   85,724,010
                                                          --------------
              Total Diversified Financials                $  145,100,932
                                                          --------------
              Insurance - 8.1%
              Life & Health Insurance - 2.7%
  678,050     MetLife, Inc.                               $   34,722,941
                                                          --------------
              Multi-Line Insurance - 2.6%
  381,500     Hartford Financial Services Group, Inc.     $   32,274,900
                                                          --------------
              Property & Casualty Insurance - 2.8%
  701,500     Chubb Corp.                                 $   35,004,850
                                                          --------------
              Total Insurance                             $  102,002,691
                                                          --------------
              Technology Hardware & Equipment - 5.8%
              Communications Equipment - 2.4%
1,498,600     Nokia Corp. (A.D.R.)*                       $   30,361,636
                                                          --------------
              Computer Hardware - 2.1%
  833,600     Hewlett-Packard Co.                         $   26,408,448
                                                          --------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                                Value
                  Technology Distributors - 1.3%
     489,052      Arrow Electronics, Inc.*                         $   15,747,474
                                                                   --------------
                  Total Technology Hardware & Equipment            $   72,517,558
                                                                   --------------
                  Telecommunication Services - 5.7%
                  Integrated Telecommunication Services - 5.7%
   1,018,000      BellSouth Corp.                                  $   36,851,600
   1,046,300      Verizon Communications, Inc.                         35,040,587
                                                                   --------------
                                                                   $   71,892,187
                                                                   --------------
                  Total Telecommunication Services                 $   71,892,187
                                                                   --------------
                  TOTAL COMMON STOCKS
                  (Cost $1,067,744,221)                            $1,113,475,807
                                                                   --------------
   Principal
      Amount
                  TEMPORARY CASH INVESTMENTS - 15.7%
                  Repurchase Agreement - 10.5%
$132,200,000      UBS Warburg, Inc. 4.40%, dated 7/3/06,
                  with a repurchase price of $132,200,000 plus
                  accrued interest on 7/3/06 collateralized
                  by $78,159,000 U.S. Treasury Note,
                  3.5%, 11/15/06 and by $56,881,000,
                  U.S. Treasury Note, 4.625%, 3/31/08              $  132,200,000
                                                                   --------------
      Shares      Security Lending Collateral - 5.2%
  65,742,132      Securities Lending Investment Fund, 5.16%        $   65,742,132
                                                                   --------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $197,942,132)                              $  197,942,132
                                                                   --------------
                  TOTAL INVESTMENTS IN SECURITIES - 104.4%
                  (Cost $1,265,686,353) (a)                        $1,311,417,939
                                                                   --------------
                  OTHER ASSETS AND LIABILITIES - (4.4)%            $  (55,701,798)
                                                                   --------------
                  TOTAL NET ASSETS - 100.0%                        $1,255,716,141
                                                                   ==============


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06                                      (continued)
--------------------------------------------------------------------------------

*        Non-income producing security.

(A.D.R.) American Depositary Receipt

(a)      At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,265,714,109 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost.                                      $ 63,575,826

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value.                                       (17,871,996)
                                                                                         ------------
         Net unrealized gain                                                             $ 45,703,830
                                                                                         ============
(b)      At June 30, 2006, the following securities were out on loan:

          Shares                Security                                                        Value
         365,500                Anglo American Plc                                       $  7,470,820
         266,813                Canadian Pacific Railway, Ltd.                             13,644,817
         196,755                Diageo Plc (A.D.R.)                                        13,290,800
         258,376                Encana Corp.                                               13,600,913
         522,732                Kraft Foods, Inc.*                                         16,152,419
                                                                                         ------------
                                Total                                                    $ 64,159,769
                                                                                         ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended June 30, 2006 aggregated $1,064,386,125 and $103,485,113, respectively.


20   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $64,159,769) (cost $1,265,686,353)                        $1,179,217,939
  Temporary cash investments (Cost $132,200,000)                 132,200,000
                                                              --------------
                                                              $1,311,417,939
  Receivables -
    Fund shares sold                                              22,322,088
    Dividends, interest and foreign taxes withheld                 1,525,493
  Other                                                              111,765
                                                              --------------
     Total assets                                             $1,335,377,285
                                                              --------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $   11,274,101
    Fund shares repurchased                                        1,380,782
    Upon return of securities loaned                              65,742,132
  Due to bank                                                        981,350
  Due to affiliates                                                  195,498
  Accrued expenses                                                    87,281
                                                              --------------
     Total liabilities                                        $   79,661,144
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $1,202,651,054
  Undistributed net investment income                              6,324,648
  Accumulated net realized gain on investments                     1,008,853
  Net unrealized gain on investments                              45,731,586
                                                              --------------
     Total net assets                                         $1,255,716,141
                                                              ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $809,593,223/44,295,382 shares)           $        18.28
                                                              ==============
  Class B (based on $62,859,725/3,471,036 shares)             $        18.11
                                                              ==============
  Class C (based on $239,241,192/13,203,769 shares)           $        18.12
                                                              ==============
  Class Y (based on $144,022,001/7,854,956 shares)            $        18.34
                                                              ==============
MAXIMUM OFFERING PRICE:
  Class A ($18.28 [divided by] 94.25%)                        $        19.40
                                                              ==============


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 6/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $592,201)    $11,766,962
  Interest                                                   2,682,093
  Income from securities loaned, net                            91,401
                                                           -----------
     Total investment income                                                $14,540,456
                                                                            -----------
EXPENSES:
  Management fees                                          $ 3,728,988
  Transfer agent fees and expenses
    Class A                                                    473,594
    Class B                                                    110,103
    Class C                                                    158,256
    Class Y                                                     13,336
  Distribution fees
    Class A                                                    902,032
    Class B                                                    356,848
    Class C                                                    978,028
  Administrative reimbursements                                 98,836
  Custodian fees                                                40,127
  Registration fees                                            123,660
  Professional fees                                             77,794
  Printing expense                                              64,216
  Fees and expenses of nonaffiliated trustees                   17,065
  Miscellaneous                                                  8,080
                                                           -----------
     Total expenses                                                         $ 7,150,963
                                                                            -----------
       Net investment income                                                $ 7,389,493
                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $ 1,037,803
                                                                            -----------
  Change in net unrealized gain on investments                              $36,398,672
                                                                            -----------
    Net gain on investments                                                 $37,436,475
                                                                            -----------
    Net increase in net assets resulting from operations                    $44,825,968
                                                                            ===========


22  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 6/30/06 and 6/30/05, respectively

                                                            Year Ended        Year Ended
                                                              6/30/06           6/30/05
FROM OPERATIONS:
Net investment income                                     $    7,389,493    $     318,077
Net realized gain on investments                               1,037,803        4,252,733
Change in net unrealized gain on investments                  36,398,672        3,255,864
                                                          --------------    -------------
    Net increase in net assets resulting from
     operations                                           $   44,825,968    $   7,826,674
                                                          --------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.06 and $0.03 per share, respectively)     $   (1,076,506)   $     (88,361)
    Class B ($0.02 and $0.00 per share, respectively)            (32,578)               -
    Class C ($0.03 and $0.00 per share, respectively)           (126,099)               -
    Class Y ($0.07 and $0.00 per share, respectively)           (130,785)               -
Net realized gain:
    Class A ($0.22 and $0.34 per share, respectively)         (2,916,130)        (883,696)
    Class B ($0.22 and $0.00 per share, respectively)           (348,294)               -
    Class C ($0.22 and $0.00 per share, respectively)           (726,773)               -
    Class Y ($0.22 and $0.00 per share, respectively)           (257,476)               -
                                                          --------------    -------------
     Total distributions to shareowners                   $   (5,614,641)   $    (972,057)
                                                          --------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $1,186,900,603    $ 106,794,984
Reinvestment of distributions                                  4,781,704          950,212
Cost of shares repurchased                                  (106,963,735)     (15,902,650)
                                                          --------------    -------------
    Net increase in net assets resulting from Fund
     share transactions                                   $1,084,718,572    $  91,842,546
                                                          --------------    -------------
    Net increase in net assets                            $1,123,929,899    $  98,697,163
NET ASSETS:
Beginning of year                                            131,786,242       33,089,079
                                                          --------------    -------------
End of year (including undistributed net investment
  income of $6,324,648 and $301,122, respectively)        $1,255,716,141    $ 131,786,242
                                                          ==============    =============

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount      '05 Shares     '05 Amount
CLASS A
Shares sold                        42,286,846    $ 757,080,541     4,640,579    $  73,188,711
Reinvestment of distributions         197,960        3,436,964        61,863          950,212
Less shares repurchased            (4,285,181)     (77,351,272)     (976,685)     (15,077,848)
                                   ----------    -------------     ---------    -------------
    Net increase                   38,199,625    $ 683,166,233     3,725,757    $  59,061,075
                                   ==========    =============     =========    =============

CLASS B
Shares sold                         3,491,596    $  61,531,816       785,985    $  12,567,804
Reinvestment of distributions          17,905          309,043             -                -
Less shares repurchased              (809,579)     (14,412,348)      (14,871)        (239,194)
                                   ----------    -------------     ---------    -------------
    Net increase                    2,699,922    $  47,428,511       771,114    $  12,328,610
                                   ==========    =============     =========    =============

CLASS C
Shares sold                        12,835,487    $ 228,358,732       991,658    $  15,875,910
Reinvestment of distributions          39,395          679,959             -                -
Less shares repurchased              (634,602)     (11,356,823)      (28,169)        (449,169)
                                   ----------    -------------     ---------    -------------
    Net increase                   12,240,280    $ 217,681,868       963,489    $  15,426,741
                                   ==========    =============     =========    =============

CLASS Y
Shares sold                         7,733,787    $ 139,929,514       322,051    $   5,162,559
Reinvestment of distributions          20,467          355,738             -                -
Less shares repurchased              (212,897)      (3,843,292)       (8,452)        (136,439)
                                   ----------    -------------     ---------    -------------
    Net increase                    7,541,357    $ 136,441,960       313,599    $   5,026,120
                                   ==========    =============     =========    =============


24   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                                  6/30/06    6/30/05 (a)     6/30/04      6/30/03      6/30/02
CLASS A
Net asset value, beginning of period                             $  16.19      $ 13.96      $ 11.27      $ 11.90      $ 11.34
                                                                 --------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                           $   0.14      $  0.05      $  0.02      $  0.04      $  0.03
 Net realized and unrealized gain (loss) on investments              2.23         2.55         2.71        (0.64)        0.59
                                                                 --------      -------      -------      -------      -------
  Net increase (decrease) from investment operations             $   2.37      $  2.60      $  2.73      $ (0.60)     $  0.62
Distributions to shareowners:
 Net investment income                                              (0.06)       (0.03)       (0.04)       (0.03)           -
 Net realized gain                                                  (0.22)       (0.34)           -            -        (0.06)
                                                                 --------      -------      -------      -------      -------
Net increase (decrease) in net asset value                       $   2.09      $  2.23      $  2.69      $ (0.63)     $  0.56
                                                                 --------      -------      -------      -------      -------
Net asset value, end of period                                   $  18.28      $ 16.19      $ 13.96      $ 11.27      $ 11.90
                                                                 ========      =======      =======      =======      =======
Total return*                                                       14.73%       18.81%       24.24%       (5.04)%       5.52%
Ratio of net expenses to average net assets+                         1.15%        1.66%        1.92%        2.22%        2.33%
Ratio of net investment income (loss) to average net assets+         1.57%        0.62%        0.32%        0.30%       (0.01)%
Portfolio turnover rate                                                21%          49%          70%          71%          44%
Net assets, end of period (in thousands)                         $809,593      $98,690      $33,089      $22,235      $16,501
Ratios with no reimbursement of management fees and
 assumption of expenses by PIM and no reduction for fees
 paid indirectly:
 Net expenses                                                        1.15%        1.64%        1.92%        2.22%        2.33%
 Net investment income (loss)                                        1.57%        0.64%        0.32%        0.30%       (0.01)%
Ratios with reimbursement of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.15%        1.66%        2.00%        2.00%        2.00%
 Net investment income                                               1.57%        0.62%        0.24%        0.52%        0.31%

(a) Effective December 28, 2004 PIM became the sub-advisor for the Fund and subsequently became the advisor on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        2/28/05 (a)
                                                       Year Ended           to
                                                         6/30/06          6/30/05
CLASS B
Net asset value, beginning of period                    $ 16.15         $  16.05
                                                        -------         --------
Increase from investment operations:
  Net investment income                                 $  0.04         $   0.01
  Net realized and unrealized gain on investments          2.16             0.09
                                                        -------         --------
   Net increase from investment operations              $  2.20         $   0.10
                                                        -------         --------
Distributions to shareowners:
  Net investment income                                 $ (0.02)        $      -
  Net realized gain                                       (0.22)               -
                                                        -------         --------
Net increase in net asset value                         $  1.96         $   0.10
                                                        -------         --------
Net asset value, end of period                          $ 18.11         $  16.15
                                                        =======         ========
Total return*                                             13.66%            0.62%***
Ratio of net expenses to average net assets+               2.09%            2.10%**
Ratio of net investment income to average
  net assets+                                              0.56%            0.40%**
Portfolio turnover rate                                      21%              49%***
Net assets, end of period (in thousands)                $62,860         $ 12,454
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             2.09%            2.19%**
  Net investment income                                    0.56%            0.31%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                             2.09%            2.10%**
  Net investment income                                    0.56%            0.40%**

(a)  Class B shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
***  Not annualized
+    Ratios with no reduction for fees paid indirectly.


26   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        2/28/05 (a)
                                                       Year Ended           to
                                                         6/30/06          6/30/05
CLASS C
Net asset value, beginning of period                   $  16.15         $  16.05
                                                       --------         --------
Increase from investment operations:
  Net investment income                                $   0.05         $   0.01
  Net realized and unrealized gain on investments          2.17             0.09
                                                       --------         --------
   Net increase from investment operations             $   2.22         $   0.10
                                                       --------         --------
Distributions to shareowners:
  Net investment income                                $  (0.03)        $      -
  Net realized gain                                       (0.22)               -
                                                       --------         --------
Net increase in net asset value                        $   1.97         $   0.10
                                                       --------         --------
Net asset value, end of period                         $  18.12         $  16.15
                                                       ========         ========
Total return*                                             13.81%            0.62%***
Ratio of net expenses to average net assets+               1.94%            2.15%**
Ratio of net investment income to average
  net assets+                                              0.83%            0.34%**
Portfolio turnover rate                                      21%              49%***
Net assets, end of period (in thousands)               $239,241         $ 15,560
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             1.94%            2.27%**
  Net investment income                                    0.83%            0.22%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                             1.94%            2.15%**
  Net investment income                                    0.83%            0.34%**

(a)  Class C shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
***  Not annualized
+    Ratios with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        2/28/05 (a)
                                                       Year Ended           to
                                                         6/30/06          6/30/05
CLASS Y
Net asset value, beginning of period                   $  16.20         $  16.05
                                                       --------         --------
Increase from investment operations:
  Net investment income                                $   0.10         $   0.03
  Net realized and unrealized gain on investments          2.33             0.12
                                                       --------         --------
   Net increase from investment operations             $   2.43         $   0.15
                                                       --------         --------
Distributions to shareowners:
  Net investment income                                $  (0.07)        $      -
  Net realized gain                                       (0.22)               -
                                                       --------         --------
Net increase in net asset value                        $   2.14         $   0.15
                                                       --------         --------
Net asset value, end of period                         $  18.34         $  16.20
                                                       ========         ========
Total return*                                             15.12%            0.93%***
Ratio of net expenses to average net assets+               0.83%            0.99%**
Ratio of net investment income to average
  net assets+                                              1.91%            1.60%**
Portfolio turnover rate                                      21%              49%***
Net assets, end of period (in thousands)               $144,022         $  5,082
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             0.83%            0.99%**
  Net investment income                                    1.91%            1.60%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                             0.83%            0.99%**
  Net investment income                                    1.91%            1.60%**

(a)  Class Y shares were first publicly offered on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized
***  Not annualized
+    Ratios with no reduction for fees paid indirectly.


28   The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06

1. Organization and Significant Accounting Policies
Pioneer Cullen Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, was reorganized on February 25, 2005, as the successor to the Cullen Value Fund. Cullen Value Fund transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 25, 2005, pursuant to an agreement and plan of reorganization dated January 18, 2005. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek long-term capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class B, Class C and Class Y were first publicly offered on February 28, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06                                (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                                      2006          2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                  $1,675,415      $ 88,361
  Long-term capital gain                            3,939,226       883,696
                                                   ----------      --------
   Total                                           $5,614,641      $972,057
                                                   ==========      ========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at June 30, 2006:

--------------------------------------------------------------------------------
                                                                     2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                 $ 6,324,648
  Undistributed long-term gain                                    1,036,609
  Unrealized appreciation                                        45,703,830
                                                                -----------
   Total                                                        $53,065,087
                                                                ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $528,352 in underwriting commissions on the sale of Class A shares during the year ended June 30, 2006.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06                                (continued)
--------------------------------------------------------------------------------

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of assets over $3 billion.

On December 28, 2004, shareholders of the Cullen Value Fund approved a sub-advisory agreement between PIM and Cullen Capital Management, LLC, ("Cullen LLC") in anticipation of the reorganization which became effective on February 28, 2005. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen LLC as compensation for Cullen's subadvisory services to the Fund.

Through November 1, 2008 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. Through November 1, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class B and Class C expenses to 2.15% of the average daily net assets attributable to Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006, $19,205 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06                                (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $162,829 in transfer agent fees payable to PIMSS at June 30, 2006. Prior to the reorganization, U.S. Bancorp was the transfer agent and the shareholder servicing agent of the Fund.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for three classes of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. This fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $13,464 in distribution fees payable to PFD at June 30, 2006.

In addition, redemptions of each class of shares (except Class Y share) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase were subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended June 30, 2006, CDSCs in the amount of $69,543 were paid to PFD.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended June 30, 2006, the Fund's expenses were not reduced under such arrangements.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended June 30, 2006, certain dividends paid by the Fund may be subject to a minimum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 77.77%.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Board of Trustees and Shareowners of Pioneer Cullen Value Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Cullen Value Fund (the "Fund"), including the schedule of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended June 30, 2004 were audited by other auditors whose report, dated August 9, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Cullen Value Fund at June 30, 2006, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
August 11, 2006

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Subadviser
Cullen Capital Management, LLC

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serve as a Trustee of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West serve as Trustees for 35 of the 91 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Cullen Value Fund
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation            Other Directorships
Name and Age            With the Trust     and Term of Office   During Past Five Years           Held by this Trustee
John F.                 Chairman of the    Trustee since 2004.  Deputy Chairman and a           Director of ICI Mutual Insurance
Cogan, Jr. (80)*        Board,             Serves until         Director of Pioneer Global      Company; Director of Harbor
                        Trustee and        successor trustee    Asset Management S.p.A.         Global Company, Ltd.
                        President          is elected or        ("PGAM"); Non-Executive
                                           earlier retirement   Chairman and a Director of
                                           or removal.          Pioneer Investment
                                                                Management USA Inc.
                                                                ("PIM-USA"); Chairman and a
                                                                Director of Pioneer; Chairman
                                                                and a Director of Pioneer
                                                                Institutional Asset Management,
                                                                Inc. (since 2006); Director of
                                                                Pioneer Alternative Investment
                                                                Management Limited (Dublin);
                                                                President and a Director of
                                                                Pioneer Alternative
                                                                Investment Management
                                                                (Bermuda) Limited and
                                                                affiliated funds; Director of
                                                                PIOGLOBAL Real Estate Investment
                                                                Fund (Russia) (until June 2006);
                                                                Director of Nano-C, Inc. (since
                                                                2003); Director of Cole
                                                                Investment Corporation (since
                                                                2004); Director of Fiduciary
                                                                Counseling, Inc.; President
                                                                and Director of Pioneer
                                                                Funds Distributor, Inc.
                                                                ("PFD") (until May 2006);
                                                                President of all of
                                                                the Pioneer Funds; and Of
                                                                Counsel, Wilmer Cutler
                                                                Pickering Hale and Dorr LLP
                                                                (counsel to PIM-USA and the
                                                                Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------
Osbert M.               Trustee and        Trustee since 2004.  President and Chief             None
Hood (54)**             Executive Vice     Serves until         Executive Officer, PIM-USA
                        President          successor trustee    since May 2003 (Director
                                           is elected or        since January 2001);
                                           earlier retirement   President and Director of
                                           or removal.          Pioneer since May 2003; Chairman
                                                                and Director of Pioneer
                                                                Investment Management Shareholder
                                                                Services, Inc. ("PIMSS") since
                                                                May 2003; Executive Vice
                                                                President of all of the Pioneer
                                                                Funds since June 2003; Executive
                                                                Vice President and Chief
                                                                Operating Officer of
                                                                PIM-USA, November 2000 to
                                                                May 2003.


**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation During     Other Directorships Held by
Name, Age and Address   With the Trust     and Term of Office   Past Five Years                 this Trustee
David R. Bock **(62)    Trustee            Trustee since 2005.  Senior Vice President and       Director of The Enterprise
3050 K. Street NW,                         Serves until         Chief Financial Officer,        Social Investment Company
Washington, DC 20007                       successor trustee    I-trax, Inc. (publicly          (privately-held affordable
                                           is elected or        traded health care services     housing finance company);
                                           earlier retirement   company) (2001 - present);      Director of New York
                                           or removal.          Managing Partner, Federal       Mortgage Trust (publicly
                                                                City Capital Advisors           traded mortgage REIT)
                                                                (boutique merchant
                                                                bank) (2002 to 2004);
                                                                Executive Vice President and
                                                                Chief Financial Officer,
                                                                Pedestal Inc. (internet-based
                                                                mortgage trading company)
                                                                (2000 - 2002).

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
-------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)       Trustee            Trustee since 2004.  President, Bush                 Director of Brady
3509 Woodbine Street,                      Serves until         International (international    Corporation (industrial
Chevy Chase, MD 20815                      successor trustee    financial advisory firm).       identification and specialty
                                           is elected or                                        coated material products
                                           earlier retirement                                   manufacturer), Mortgage
                                           or removal.                                          Guaranty Insurance
                                                                                                Corporation, and Briggs &
                                                                                                Stratton, Inc. (engine
                                                                                                manufacturer)
-------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.           Trustee            Trustee since 2004.  Founding Director, The          None
Graham (59)                                Serves until         Winthrop Group, Inc.
1001 Sherbrooke Street                     successor trustee    (consulting firm);
West, Montreal,                            is elected or        Desautels, Faculty of
Quebec, Canada H3A 1G5                     earlier retirement   Management, McGill
                                           or removal.          University.
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service       Principal Occupation During     Principal Occupation During
Name, Age and Address   With the Trust     and Term of Office      Past Five Years                 Past Five Years

Thomas J. Perna (55)    Trustee            Trustee since February  Private investor                Director of Quadriserv
89 Robbins Avenue,                         2006. Serves until      (2004-present); Senior          Inc. (technology products
Berkeley Heights,                          successor trustee is    Executive Vice President,       for securities lending
NJ 07922                                   elected or earlier      The Bank of New York            industry)
                                           retirement or removal.  (financial and securities
                                                                   services) (1986-2004).
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A.           Trustee            Trustee since 2004.     President and Chief Executive   Director of New America
Piret (58)                                 Serves until            Officer, Newbury, Piret &       High Income Fund, Inc.
One Boston Place,                          successor trustee       Company, Inc.(investment        (closed-end investment
28th Floor,                                is elected or           banking firm)                   company)
Boston, MA 02108                           earlier retirement
                                           or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)    Trustee            Trustee since 2004.     Senior Counsel, Sullivan &      Director, The Swiss Helvetia
125 Broad Street,                          Serves until            Cromwell (law firm)             Fund, Inc. (closed-end
New York, NY 10004                         successor trustee                                       investment company) and
                                           is elected or                                           AMVESCAP PLC (investment
                                           earlier retirement                                      managers)
                                           or removal.
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (70)      Trustee            Trustee since 2004.     President, John Winthrop & Co., None
One North Adgers Wharf,                    Serves until            Inc. (private investment firm)
Charleston, SC 29401                       successor trustee
                                           is elected or
                                           earlier retirement
                                           or removal.

------------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation During     Other Directorships Held
Name and Age            With the Trust     and Term of Office   Past Five Years                 by this Officer
Dorothy E.              Secretary          Since 2004.          Secretary of PIM-USA; Senior    None
Bourassa (58)                              Serves at the        Vice President - Legal of
                                           discretion of the    Pioneer; and Secretary/Clerk
                                           Board.               of most of PIM-USA's
                                                                subsidiaries; Secretary
                                                                of all of the Pioneer Funds
                                                                since September 2003 (Assistant
                                                                Secretary from November 2000
                                                                to September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Christopher J.          Assistant          Since 2004.          Assistant Vice President and    None
Kelley (41)             Secretary          Serves at the        Senior Counsel of Pioneer
                                           discretion of the    since July 2002; Vice
                                           Board.               President and Senior Counsel
                                                                of BISYS Fund Services, Inc.
                                                                (April 2001 to June 2002);
                                                                Senior Vice President and
                                                                Deputy General Counsel of
                                                                Funds Distributor, Inc.
                                                                (July 2000 to April 2001;
                                                                Assistant Secretary of all
                                                                Pioneer Funds since
                                                                September 2003.
------------------------------------------------------------------------------------------------------------------------------------
Christopher P.          Assistant          Since July 2006      Partner, Wilmer Cutler          None
Harvey (45)             Secretary          Serves at the        Pickering Hale and Dorr LLP;
                                           discretion of        and Assistant Secretary of
                                           the Board.           all Pioneer Funds since July
                                                                2006
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)       Treasurer          Since 2004. Serves   Vice President - Fund           None
                                           at the discretion    Accounting, Administration
                                           of the Board.        and Custody Services of
                                                                Pioneer; and Treasurer of
                                                                all of the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)    Assistant          Since 2004. Serves   Deputy Treasurer of Pioneer     None
                        Treasurer          at the discretion    since 2004; Treasurer and
                                           of the Board.        Senior Vice President, CDC
                                                                IXIS Asset Management
                                                                Services from 2002 to 2003;
                                                                Assistant Treasurer and Vice
                                                                President, MFS Investment
                                                                Management from 1997 to
                                                                2002; and Assistant
                                                                Treasurer of all of the
                                                                Pioneer Funds since November
                                                                2004.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Cullen Value Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        Positions Held     Length of Service    Principal Occupation During     Other Directorships Held
Name and Age            With the Trust     and Term of Office   Past Five Years                 by this Officer
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)   Assistant          Since 2004. Serves   Assistant Vice President -      None
                        Treasurer          at the discretion    Fund Accounting,
                                           of the Board.        Administration and Custody
                                                                Services of Pioneer; and
                                                                Assistant Treasurer of all
                                                                of the Pioneer Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)      Assistant          Since 2004. Serves   Fund Accounting Manager -       None
                        Treasurer          at the discretion    Fund Accounting,
                                           of the Board.        Administration and Custody
                                                                Services of Pioneer; and
                                                                Assistant Treasurer of all
                                                                of the Pioneer Funds since
                                                                May 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Katherine               Assistant          Since 2004. Serves   Fund Administration Manager     None
Kim Sullivan (32)       Treasurer          at the discretion    - Fund Accounting,
                                           of the Board.        Administration and Custody
                                                                Services since June 2003;
                                                                Assistant Vice President -
                                                                Mutual Fund Operations of
                                                                State Street Corporation
                                                                from June 2002 to June 2003
                                                                (formerly Deutsche Bank
                                                                Asset Management); Pioneer
                                                                Fund Accounting,
                                                                Administration and Custody
                                                                Services (Fund Accounting
                                                                Manager from August 1999 to
                                                                May 2002), Assistant
                                                                Treasurer of all Pioneer
                                                                Funds since September 2003.
-----------------------------------------------------------------------------------------------------------------------------------
Terrence J.             Chief Compliance   Since March 2006.    Chief Compliance Officer of     None
Cullen (45)             Officer            Serves at the        Pioneer and Pioneer Funds
                                           discretion of        since March 2006; Vice
                                           the Board.           President and Senior Counsel
                                                                of Pioneer since September
                                                                2004; and Senior Vice
                                                                President and Counsel, State
                                                                Street Research & Management
                                                                Company (February 1998 to
                                                                September 2004).
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $27,985 in 2006 and $32,000 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no fees for audit-related or other services provided to the Fund during the fiscal years ended June 30, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Fees for tax compliance services, primarily for tax returns, totaled approximately $7,140 and $6,800 in 2006 and 2005, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other services provided to the Fund during the fiscal year ended June 30, 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended June 30, 2006 and 2005, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Funds independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,140 in 2006 and $6,800 in 2005.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer xxxxxxxxxxxxxx Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

Print the name and title of each signing officer under his or her signature.